3. Loans, Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Contracts modified as TDRs	14	11
Pre-Modification Outstanding Recorded Investment	$ 1,201,657	$ 1,438,250
Post- Modification Outstanding Recorded Investment	$ 1,250,102	$ 1,549,009
Commercial and industrial
Number of Contracts modified as TDRs	6
Pre-Modification Outstanding Recorded Investment	$ 371,358
Post- Modification Outstanding Recorded Investment	$ 372,259
Commercial Real Estate
Number of Contracts modified as TDRs	1	1
Pre-Modification Outstanding Recorded Investment	$ 19,266	$ 406,920
Post- Modification Outstanding Recorded Investment	$ 21,628	$ 406,920
Residential real estate - 1st lien
Number of Contracts modified as TDRs	6	10
Pre-Modification Outstanding Recorded Investment	$ 755,476	$ 1,031,330
Post- Modification Outstanding Recorded Investment	$ 798,800	$ 1,142,089
Residential Real Estate Jr Lien
Number of Contracts modified as TDRs	1
Pre-Modification Outstanding Recorded Investment	$ 55,557
Post- Modification Outstanding Recorded Investment	$ 57,415